Operating and Direct Financing Leases - Charters-in - Additional Information (Detail) (Charters-in [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Charters-in [Member]
Property Subject to or Available for Operating Lease [Line Items]
Minimum commitments to be incurred by the company	$ 119,900
Minimum commitments to be incurred by the company in current year	76,500
Minimum commitments to be incurred by the company in second year	29,100
Minimum commitments to be incurred by the company in third year	13,900
Minimum commitments to be incurred by the company in fourth year	$ 400